RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended
	Feb. 09, 2023	Jan. 04, 2023	May 18, 2021	Apr. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Conrtible preferred stock	236,000	200,000
Accrued expenses, including accrued officer salaries					$ 95,870	$ 38,880
Common stock, share Issued	5,900,000	5,000,000			132,094,591	114,127,911	1,397,461	1,066,477	58,785,924
CEO, CFO and President [Member]
Statement [Line Items]
Accrued expenses, including accrued officer salaries						$ 38,880			$ 116,583
EnergyWyze Manager [Member]
Statement [Line Items]
Accrued wages						$ 0			$ 109,385
Mr Lambrecht [Member] | Seperation Agreement [Member]
Statement [Line Items]
Accrued expenses, including accrued officer salaries			$ 606,372
Decrease in current liabilities				$ 547,010
Accrued compensation			$ 764,480
Common stock shares issued, shares			362,987
Shares issued price per share			$ 0.75
Common stock shares issued, amount			$ 272,240
Amount paid under agreement			250,000
Due from related parties			$ 848,612
Interest rate			10.00%
Debt Instrument first payment			$ 21,523
Debt instrument, principal amount			$ 21,523
Debt instrument, maturity date			Sep. 01, 2021
Debt instrument, final payment amount			$ 21,523
Debt instrument final payment due date			Aug. 01, 2025